VANECK ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 77.1%
Energy : 72.5%
Antero Midstream Corp. 127,339 $ 2,265,361
Archrock, Inc. 58,141 1,512,829
Cheniere Energy, Inc. 23,548 4,577,495
DT Midstream, Inc. 28,934 3,462,821
Enbridge, Inc. † 128,349 6,138,933
Gibson Energy, Inc. † 72,718 1,330,863
Hess Midstream LP 19,978 689,241
Keyera Corp. 104,214 3,340,801
Kinder Morgan, Inc. 185,075 5,087,712
Kinetik Holdings, Inc. † 14,037 506,034
Kodiak Gas Services, Inc. 23,640 884,136
NextDecade Corp. * † 58,055 305,950
ONEOK, Inc. 56,439 4,148,266
Pembina Pipeline Corp. † 87,067 3,313,770
South Bow Corp. † 69,042 1,896,584
Targa Resources Corp. 20,632 3,806,604
TC Energy Corp. † 98,617 5,424,921
The Williams Companies, Inc. 100,112 6,017,732
Venture Global, Inc. † 58,973 402,196
55,112,249
Utilities : 4.6%
AltaGas Ltd. 114,162 3,480,878
Underline
Total Common Stocks
(Cost: $56,844,896) 58,593,127
MASTER LIMITED PARTNERSHIPS: 22.9%
Energy : 22.9%
Cheniere Energy Partners LP 11,498 614,913
Number
of Shares Value
Energy (continued)
Delek Logistics Partners LP 4,446 $ 198,381
Energy Transfer LP 207,109 3,415,227
Enterprise Products Partners
LP 105,773 3,391,082
Genesis Energy LP 21,447 334,573
MPLX LP 61,776 3,296,985
Plains All American Pipeline LP 117,310 2,106,888
Plains GP Holdings LP 49,357 944,693
Sunoco LP 22,309 1,169,215
Western Midstream Partners
LP 49,662 1,961,649
Underline
Total Master Limited Partnerships
(Cost: $15,973,858) 17,433,606
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $72,818,754) 76,026,733
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 6.9%
Money Market Fund: 6.9%
(Cost: $5,229,972)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.80%(a) 5,229,972 5,229,972
Total Investments: 106.9%
(Cost: $78,048,726) 81,256,705
Liabilities in excess of other assets: (6.9)% (5,268,298)
NET ASSETS: 100.0% $ 75,988,407
† Security fully or partially on loan. Total market value of securities on loan is $16,879,542.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 58,593,127 $ — $ — $ 58,593,127
Master Limited Partnerships
 *
17,433,606 — — 17,433,606
Money Market Fund 5,229,972 — — 5,229,972
Total Investments $ 81,256,705 $ — $ — $ 81,256,705
*
See Schedule of Investments for industry sectors.